Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Schedule of Inventory

	Successor	Predecessor
	December 31, 2024	December 31, 2023
Raw materials ...........................................................................................................	$2,974	$—
Work in process ........................................................................................................	50	—
Finished goods ..........................................................................................................	2,154	—
Total inventories .....................................................................................................	$5,178	$—